Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2026-1
Statement to Securityholders
Determination Date: October 9, 2026

Payment Date	10/15/2026
Collection Period Start	8/1/2026
Collection Period End	9/30/2026
Interest Period Start	9/17/2026
Interest Period End	10/14/2026

Cut-Off Date Net Pool Balance	$2,066,987,592.52
Cut-Off Date Adjusted Pool Balance	$1,974,597,544.06

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$336,400,000.00	$131,965,166.73	$204,434,833.27	0.607714	Sep-27
Class A-2a Notes	$572,380,000.00	$—	$572,380,000.00	1.000000	Sep-29
Class A-2b Notes	$157,900,000.00	$—	$157,900,000.00	1.000000	Sep-29
Class A-3 Notes	$730,280,000.00	$—	$730,280,000.00	1.000000	Jul-31
Class A-4 Notes	$118,410,000.00	$—	$118,410,000.00	1.000000	Feb-32
Class B Notes	$19,740,000.00	$—	$19,740,000.00	1.000000	Mar-32
Class C Notes	$19,740,000.00	$—	$19,740,000.00	1.000000	Apr-32
Class D Notes	$19,740,000.00	$—	$19,740,000.00	1.000000	Sep-33
Total Notes	$1,974,590,000.00	$131,965,166.73	$1,842,624,833.27

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$2,066,987,592.52	$1,934,428,642.93	0.935869
YSOC Amount	$92,390,048.46	$86,867,315.80
Adjusted Pool Balance	$1,974,597,544.06	$1,847,561,327.13
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$7,544.06	$4,936,493.86
Reserve Account Balance	$4,936,493.86	$4,936,493.86

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$336,400,000.00	4.00200%	ACT/360	$1,047,101.07
Class A-2a Notes	$572,380,000.00	4.48000%	30/360	$1,994,426.31
Class A-2b Notes	$157,900,000.00	4.01850%	ACT/360	$493,516.45
Class A-3 Notes	$730,280,000.00	4.77000%	30/360	$2,709,338.80
Class A-4 Notes	$118,410,000.00	4.88000%	30/360	$449,431.73
Class B Notes	$19,740,000.00	5.06000%	30/360	$77,687.87
Class C Notes	$19,740,000.00	5.21000%	30/360	$79,990.87
Class D Notes	$19,740,000.00	5.70000%	30/360	$87,514.00
Total Notes	$1,974,590,000.00			$6,939,007.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$2,066,987,592.52	$1,934,428,642.93
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,974,597,544.06	$1,847,561,327.13
Number of Receivables Outstanding	91,627	88,736
Weighted Average Contract Rate	6.40%	6.39%
Weighted Average Remaining Term (months)	58.5	56.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$21,779,086.99
Principal Collections	$132,397,716.34
Liquidation Proceeds	$25,547.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$154,202,350.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$154,202,350.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$3,444,979.32	$3,444,979.32	$—	$—	$150,757,371.47
Interest - Class A-1 Notes	$1,047,101.07	$1,047,101.07	$—	$—	$149,710,270.40
Interest - Class A-2a Notes	$1,994,426.31	$1,994,426.31	$—	$—	$147,715,844.09
Interest - Class A-2b Notes	$493,516.45	$493,516.45	$—	$—	$147,222,327.64
Interest - Class A-3 Notes	$2,709,338.80	$2,709,338.80	$—	$—	$144,512,988.84
Interest - Class A-4 Notes	$449,431.73	$449,431.73	$—	$—	$144,063,557.11
First Allocation of Principal	$67,808,672.87	$67,808,672.87	$—	$—	$76,254,884.24
Interest - Class B Notes	$77,687.87	$77,687.87	$—	$—	$76,177,196.37
Second Allocation of Principal	$19,740,000.00	$19,740,000.00	$—	$—	$56,437,196.37
Interest - Class C Notes	$79,990.87	$79,990.87	$—	$—	$56,357,205.50
Third Allocation of Principal	$19,740,000.00	$19,740,000.00	$—	$—	$36,617,205.50
Interest - Class D Notes	$87,514.00	$87,514.00	$—	$—	$36,529,691.50
Fourth Allocation of Principal	$19,740,000.00	$19,740,000.00	$—	$—	$16,789,691.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$16,789,691.50
Regular Principal Distribution Amount	$4,936,493.86	$4,936,493.86	$—	$—	$11,853,197.64
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$11,853,197.64
Remaining Funds to Certificates	$11,853,197.64	$11,853,197.64	$—	$—	$—
Total	$154,202,350.79	$154,202,350.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$92,390,048.46
Increase/(Decrease)	$(5,522,732.66)
Ending YSOC Amount	$86,867,315.80

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,974,597,544.06	$1,847,561,327.13
Note Balance	$1,974,590,000.00	$1,842,624,833.27
Overcollateralization (Adjusted Pool Balance - Note Balance)	$7,544.06	$4,936,493.86
Target Overcollateralization Amount	$—	$4,936,493.86
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,936,493.86
Beginning Reserve Account Balance	$4,936,493.86
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,936,493.86

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.01%	25	$161,233.25
Liquidation Proceeds of Defaulted Receivables[2]	0.00%	10	$25,547.46
Monthly Net Losses (Liquidation Proceeds)			$135,685.79
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$135,685.79
Cumulative Net Loss Ratio			0.01%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.01%	12	$283,141.87
60-89 Days Delinquent	0.00%	1	$34,998.37
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.02%	13	$318,140.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$56,904.68
Total Repossessed Inventory		2	$56,904.68

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		1	$34,998.37
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.00%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.61	0.03%	23	0.03%
The table below presents accounts which received a short-term payment extension in the month of August 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.52	0.03%	21	0.02%